Other Assets (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 18, 2019
Other Assets (Details) [Line Items]
Transferred loan amount				¥ 990,485,783
Percentage of paid in capital invested		1.72%		1.72%
Unrelated third party shares (in Shares)	2,000,000
Investment cost					¥ 3
Paid-in capital		¥ 1,024,203,515		¥ 1,018,429,249
Amount of investment			¥ 25,000,000
Traditional model		238,616
Commercial bank		30,784,359
Guangzhou Minghui [Member]
Other Assets (Details) [Line Items]
Transferred loan amount		27,769,074
Qingyuan Rural [Member]
Other Assets (Details) [Line Items]
Group transfers of shares (in Shares)	10,003,334
Group invested (in Yuan Renminbi per share)	¥ 3
Percentage of paid in capital invested	2.14%
Paid-in capital		1,400,000,000
Amount of investment		¥ 24,010,000
Guangzhou Mingfeng [Member]
Other Assets (Details) [Line Items]
Amount of investment			¥ 40,000,000
Guangzhou Minghui [Member]
Other Assets (Details) [Line Items]
Transferred loan amount				¥ 350,783,000